INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 1,542	$ 1,542
Others		0
Impairment		(446)
Divestments and reclassification to HFS		2
Currency translation		157
Goodwill at end of period		1,255
Russia
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	1,084	1,084
Others		1
Impairment	(446)	(446)
Divestments and reclassification to HFS		2
Currency translation		205
Goodwill at end of period		846
Pakistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	287	287
Others		0
Impairment		0
Divestments and reclassification to HFS		0
Currency translation		(38)
Goodwill at end of period		249
Kazakhstan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	136	136
Others		0
Impairment		0
Divestments and reclassification to HFS		0
Currency translation		(10)
Goodwill at end of period		126
Uzbekistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 35	35
Others		(1)
Impairment		0
Divestments and reclassification to HFS		0
Currency translation		0
Goodwill at end of period		$ 34